UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      NS Advisors, LLC

Address:   274 Riverside Avenue, Westport, Connecticut 06880


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Andrew R. Jones
Title:  Managing Member
Phone:  203-227-9898

Signature,  Place,  and  Date  of  Signing:

/s/ Andrew R. Jones                Westport, CT                       10/25/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      108,357
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
AARON'S INC                       COM            002535201     2071   112253 SH       SOLE                SOLE      0    0
AFC ENTERPRISES                   COM            00104Q107     7459   601560 SH       SOLE                SOLE      0    0
BRIDGEPOINT EDUCATION             COM            10807M105     3007   194482 SH       SOLE                SOLE      0    0
CASH AMERICA                      COM            14754D100     4720   134850 SH       SOLE                SOLE      0    0
CASH STORE FINANCIAL SERVICES     COM            14756F103     5928   395200 SH       SOLE                SOLE      0    0
CBIZ                              COM            124805102     3038   512329 SH       SOLE                SOLE      0    0
CENTER FINANCIAL CORPORATION      PRFD           15146E102     1648   323806 SH       SOLE                SOLE      0    0
CNA SURETY                        COM            12612L108     2751   153532 SH       SOLE                SOLE      0    0
CORINTHIAN COLLEGES               COM            218868107     3239   461466 SH       SOLE                SOLE      0    0
CORINTHIAN COLLEGES               COM            218868107      563   500000 SH  CALL SOLE                SOLE      0    0
CORRECTIONS CORP OF AMERICA       COM            22025Y407     6630   268628 SH       SOLE                SOLE      0    0
FIRST CASH FINANCIAL SVCS         COM            31945D107     7372   265657 SH       SOLE                SOLE      0    0
GEO GROUP                         COM            36159R103    17055   730388 SH       SOLE                SOLE      0    0
GLOBAL CASH ACCESS                COM            378967103     2113   517960 SH       SOLE                SOLE      0    0
H&R BLOCK                         COM            93671105      5837   450715 SH       SOLE                SOLE      0    0
HEWITT ASSOCIATES                 COM            42822Q100    10340   205038 SH       SOLE                SOLE      0    0
LENDER PROCESSING SVCS            COM            52602E102     2135    64244 SH       SOLE                SOLE      0    0
LIBERTY ACQUISITION HOLDINGS CORP COM            53015Y107     1855   180280 SH       SOLE                SOLE      0    0
PAPA JOHN'S                       COM            698813102     6086   230975 SH       SOLE                SOLE      0    0
RENT-A-CENTER                     COM            76009N100     7396   330481 SH       SOLE                SOLE      0    0
S1 CORPORATION                    COM            78463B101     3328   638842 SH       SOLE                SOLE      0    0
SOUTHERN NATIONAL BANCORP         COM            843395104      275    38253 SH       SOLE                SOLE      0    0
SYSCO CORPORATION                 COM            871829107     3511   123100 SH       SOLE                SOLE      0    0


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